Stock-based Compensation Plans - Summary of Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Number of Stock Options Outstanding (in shares)	1,147,720	1,127,822
Weighted-Average Exercise Price (in dollars per share)	$ 33.77	$ 26.82
Weighted-Average Remaining Contractual Life (Year)	4 years 4 months 24 days	4 years 10 months 24 days	4 years 7 months 6 days
Aggregate Intrinsic Value	$ 41.5	$ 28.1	$ 20.2
Granted, shares (in shares)	271,025	381,859	367,173
Granted, weighted-average exercise price (in dollars per share)	$ 65.03	$ 41.51
Exercised, shares (in shares)	(90,166)	(338,342)
Exercised, weighted-average exercise price (in dollars per share)	$ 29.38	$ 18.43
Forfeited, shares (in shares)	(9,300)	(23,619)
Forfeited, weighted-average exercise price (in dollars per share)	$ 53.94	$ 33.88
Number of Stock Options Outstanding (in shares)	1,319,279	1,147,720	1,127,822
Weighted-Average Exercise Price (in dollars per share)	$ 42.35	$ 33.77	$ 26.82
Vested or expected to vest, shares (in shares)	1,319,279
Vested or expected to vest, weighted-average exercise price (in dollars per share)	$ 42.35
Vested or expected to vest, weighted-average remaining contractual life (Year)	4 years 4 months 24 days
Vested or expected to vest, aggregate intrinsic value	$ 41.5
Exercisable, shares (in shares)	856,426
Exercisable, weighted-average exercise price (in dollars per share)	$ 36.91
Exercisable, weighted-average remaining contractual life (Year)	3 years 10 months 24 days
Exercisable, aggregate intrinsic value	$ 31.6